Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.0%
18,386	Vanguard Russell 1000 Growth ETF	$ 4,098,239	1.0

	Total Exchange-Traded Funds
	(Cost $3,197,873)	4,098,239	1.0

MUTUAL FUNDS: 98.2%
	Affiliated Investment Companies: 98.2%
2,606,240	Voya Emerging Markets Index Portfolio - Class P2	30,753,637	7.5
10,485,927	Voya International Index Portfolio - Class P2	101,398,916	24.7
1,831,409	Voya Russell Mid Cap Index Portfolio - Class P2	20,475,155	5.0
2,482,712	Voya U.S. Bond Index Portfolio - Class P2	28,129,126	6.8
12,942,742	Voya U.S. Stock Index Portfolio - Class P2	223,132,877	54.2

	Total Mutual Funds
	(Cost $384,756,232)	403,889,711	98.2

	Total Investments in Securities (Cost $387,954,105)	$ 407,987,950	99.2
	Assets in Excess of Other Liabilities	3,398,510	0.8
	Net Assets	$ 411,386,460	100.0

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,098,239	$–	$–	$4,098,239
Mutual Funds	403,889,711	–	–	403,889,711
Total Investments, at fair value	$407,987,950	$–	$–	$407,987,950
Other Financial Instruments+
Futures	171,110	–	–	171,110
Total Assets	$408,159,060	$–	$–	$408,159,060
Liabilities Table
Other Financial Instruments+
Futures	$(400,213)	$–	$–	$(400,213)
Total Liabilities	$(400,213)	$–	$–	$(400,213)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020 , where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 09/30/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$26,894,812	$7,447,146	$(3,445,473)	$(142,848)	$30,753,637	$972,393	$(498,558)	$-
Voya International Index Portfolio - Class P2	83,473,347	29,882,195	(4,803,658)	(7,152,968)	101,398,916	2,579,440	390,956	-
Voya Russell Mid Cap Index Portfolio - Class P2	17,363,145	8,084,707	(3,203,934)	(1,768,763)	20,475,155	268,317	(927,396)	2,465,991
Voya Russell Small Cap Index Portfolio - Class P2	10,528,646	2,020,751	(12,523,773)	(25,624)	-	-	(2,251,730)	-
Voya U.S. Bond Index Portfolio - Class P2	20,290,299	13,649,277	(5,936,327)	125,877	28,129,126	510,455	615,945	136,635
Voya U.S. Stock Index Portfolio - Class P2	182,790,310	49,935,333	(12,048,463)	2,455,697	223,132,877	545,086	2,187,443	-
	$341,340,559	$111,019,409	$(41,961,628)	$(6,508,629)	$403,889,711	$4,875,692	$(483,341)	$2,602,626

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the following futures contracts were outstanding for Voya Index Solution 2055 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	273	12/18/20	$20,535,060	$(368,054)
S&P 500® E-Mini	12	12/18/20	2,011,200	(12,173)
			$22,546,260	$(380,227)
Short Contracts:
Mini MSCI EAFE Index	(44)	12/18/20	(4,077,040)	125,415
Mini MSCI Emerging Markets Index	(38)	12/18/20	(2,068,150)	45,695
U.S. Treasury 10-Year Note	(115)	12/21/20	(16,046,094)	(19,986)
			$(22,191,284)	$151,124

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $390,211,411.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$22,258,776
Gross Unrealized Depreciation	(4,711,340)
Net Unrealized Appreciation	$17,547,436